Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 132,626,493	$ 96,447,500
Receivables:
Employer contributions	576,003	673,639
Notes receivable from participants	1,731,578	1,078,153
Total receivables	2,307,581	1,751,792
Total assets	134,934,074	98,199,292
Net assets available for benefits	$ 134,934,074	$ 98,199,292